DESCRIPTION OF THE PLAN - Narrative (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) h loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Minimum age	18 years
Requisite service period	1 month
Number of hours, part-time employees | h	1,000
Employer contribution, matching percentage	50.00%
Employer contribution, participant compensation matched, percentage	6.00%
Rollover contributions, vested, percentage	100.00%
Note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Maximum borrowing amount, notes receivable from participant	$ 50,000
Minimum borrowing amount, notes receivable from participant	$ 500
Number of loans per participant | loan	1
Maximum term of notes receivable from participant	5 years
Participant loan, basis spread on variable rate	1.00%
Participant loans defaulted, reclassified to distributions	$ 0	$ 11,471
Minimum
EBP, Description of Plan [Line Items]
Participant contribution, pretax, compensation to eligible compensation, percentage	1.00%
Participant loan, interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Participant contribution, pretax, compensation to eligible compensation, percentage	100.00%
Participant loan, interest rate	9.50%